Expense Example - NORTHERN TRUST US EQUITY ETF - NORTHERN TRUST US EQUITY ETF	Mar. 19, 2026 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 12
Expense Example, with Redemption, 3 Years	$ 39